Tax Assets and Liabilities	12 Months Ended
Mar. 31, 2021
Disclosure Of Tax Assets And Liabilities [Abstract]
Tax Assets and Liabilities
20)	TAX ASSETS AND LIABILITIES

Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2020	2021
Deductible temporary differences	39,963	37,368
Tax loss carry forwards	164,590	178,792
Total	204,553	216,160

During the year ended March 31, 2019, 2020 and 2021, the Company did not recognize deferred tax assets on tax losses, unabsorbed depreciation and other temporary differences mainly related to share based payments and employee benefits, because it is not probable that future taxable profits will be available. Further, deferred tax assets have been recognised only to the extent of deferred tax liabilities. The above tax losses excluding unabsorbed depreciation in the  subsidiaries expire at various dates ranging from 2022 to 2035 except for the tax losses in the Singapore and Indonesia entity amounting to USD 3,027 which can be carried forward for an indefinite period. Unabsorbed depreciation of USD 30,609 in the Indian subsidiaries can be carried forward for an indefinite period. Other deductible temporary differences do not have any expiry date.

Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	2020	2021	2020	2021	2020	2021
Particulars	Assets		Liabilities		Net
Intangible assets, excluding goodwill	—	—	(20,916)	(19,410)	(20,916)	(19,410)
Trade and other receivables	48	48	—	—	48	48
Convertible notes	—	—	—	(6,364)	—	(6,364)
Employee benefits	119	73	—	—	119	73
Other non-current liabilities	5	8	—	—	5	8
Share based payments	228	111	—	—	228	111
Tax loss carry forwards	18,739	21,670	—	—	18,739	21,670
Deferred tax assets/ (liabilities) before set off	19,139	21,910	(20,916)	(25,774)	(1,777)	(3,864)
Set off	(19,139)	(21,910)	19,139	21,910	—	—
Net deferred tax assets/(liabilities)	—	—	(1,777)	(3,864)	(1,777)	(3,864)

Movement in deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2019	Acquired in business combination	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2020	Recognised in profit or loss	Recognised directly in equity	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2021
Intangible assets, excluding goodwill	(30,002)	(1,890)	9,110	—	1,866	(20,916)	1,917	—	—	(411)	(19,410)
Trade and other receivables	—	—	51	—	(3)	48	(1)	—	—	1	48
Convertible notes	—	—	—	—	—	—	282	(6,646)	—	—	(6,364)
Employee benefits	—	—	66	—	53	119	(48)	—	—	2	73
Share based payments	115	—	241	—	(128)	228	(120)	—	—	3	111
Tax loss carry forwards	29,286	—	(9,034)	—	(1,513)	18,739	2,555	—	—	376	21,670
Other non-current liabilities	—	—	(56)	—	61	5	2	—	—	1	8
Total	(601)	(1,890)	378	—	336	(1,777)	4,587	(6,646)	—	(28)	(3,864)